Supplement to each prospectus dated May 1, 2003 for

Pacific Select Exec II-NY and Pacific Select Estate Preserver-NY Last Survivor

Flexible Premium Variable Life Insurance Policies

and to each prospectus dated October 2, 2003 for Pacific Select Exec III-NY and Pacific Select Performer 500-NY Flexible Premium Variable Life Insurance Policies

(each a “policy”) Issued by Pacific Life Insurance & Annuity Company

Reorganizations of Pacific Select Fund Portfolios:

•  Telecommunications Portfolio into Technology Portfolio

•  Global Growth Portfolio into International Large-Cap Portfolio

•  Research Portfolio into Diversified Research Portfolio

On December 31, 2003 (the “reorganization date”), the following transactions (each a “reorganization”, and collectively “the reorganizations”) are scheduled to occur:

•   The assets of Pacific Select Fund Telecommunications Portfolio, the underlying portfolio for the Telecommunications variable account, will be transferred to the Pacific Select Fund Technology Portfolio in exchange for shares of the Technology Portfolio.

•   The assets of the Pacific Select Fund Global Growth Portfolio, the underlying portfolio for the Global Growth variable account, will be transferred to the Pacific Select Fund International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio.

•   The assets of the Pacific Select Fund Research Portfolio, the underlying portfolio for the Research variable account, will be transferred to the Pacific Select Fund Diversified Research Portfolio in exchange for shares of the Diversified Research Portfolio.

Termination of investment options: • Telecommunications	At the same time that the reorganizations occur, the corresponding accumulation units of the:
• Global Growth • Research Other terms of your policy will not change as a result of the transactions described in this supplement.

•   Telecommunications variable account will automatically be transferred to the Technology variable account in exchange for corresponding units of that investment option

•   Global Growth variable account will automatically be transferred to the International Large-Cap variable account in exchange for corresponding units of that investment option

•   Research variable account will automatically be transferred to the Diversified Research variable account in exchange for corresponding units of that investment option.

The Telecommunications variable account, Global Growth variable account and Research variable account will cease to exist.

You need not take any action regarding any reorganization. The transfer of any accumulation units you hold in the Telecommunications variable account, Global Growth variable account or Research variable account will occur automatically on the reorganization date.

If you do not wish to participate in an investment option in which you’ve acquired accumulation units as the result of any reorganization, you can transfer among the investment options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, PL&A reserves the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make.

Supplement dated December 17, 2003

Outstanding instructions

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates:

•  the Telecommunications investment option, the instruction will be deemed an instruction for the Technology investment option

•  the Global Growth investment option, the instruction will be deemed an instruction for the International Large-Cap investment option

•  the Research investment option, the instruction will be deemed an instruction for the Diversified Research investment option.

This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

Postponement or termination of the transactions

If any reorganization is postponed or terminated, the corresponding transfer of variable account assets for that reorganization will also be postponed or terminated. We will notify you if either of these events occur.

Fee tables: Total annual Pacific Select Fund operating expenses is replaced (unless the reorganization of the Global Growth Portfolio into the International Large-Cap Portfolio is postponed or terminated)

This table shows the minimum and maximum total operating expenses charged by the portfolios of Pacific Select Fund that you may pay periodically during the time that you own the policy. This table shows the range (minimum and maximum) of fees and expenses charged by any of the portfolios, expressed as a percentage of average daily net assets, for the year ended December 31, 2002.

Each variable account of the separate account purchases shares of the corresponding fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the policy, and they may vary from year to year. These fees and expenses are described in the fund’s prospectus.

		Minimum	Maximum
	Total annual portfolio operating expenses[1]	0.29	1.31

[1]   Amounts shown are gross expenses deducted from portfolio assets, including advisory fees, 12b-1 distribution expenses and other expenses. This includes an adjustment for a reduction in advisory fees, but does not include a deduction for any reimbursement of advisory fees, recaptured 12b-1 expenses or offsets for custodian credits.

To help limit Pacific Select Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2004.

The International Large Cap Portfolio will have a new manager	Effective January 1, 2004, MFS Investment Management will be the portfolio manager of the International Large-Cap portfolio.

Timing of payments, forms and requests is revised

The second paragraph of Effective date is replaced with:

Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form on a business day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we’ll process it as of the end of the next business day.

Policy basics: Telephone and electronic transactions is revised

The first paragraph of Telephone and electronic transactions is replaced with:

As long as we have your signed authorization form on file, you may give us instructions regarding the following policy transactions by telephone or electronically through our website:

•  change your premium allocations

•  make transfers between investment options

•  give us instructions regarding the dollar cost averaging or portfolio rebalancing programs

•   request a policy loan (by telephone only).

Variable investment options is revised

The third paragraph of Calculating unit values is replaced with:

Generally, for any transaction, we’ll use the next unit value calculated after we receive your written request. If we receive your written request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a business day, we’ll use the unit value calculated as of the end of that business day. If we receive your request at or after the time of the close of the New York Stock Exchange on a business day, we’ll use the value calculated as of the end of the next business day.

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